RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Related Party Transaction [Line Items]
Profit sharing expenses			$ 2,931,960		$ 5,262,842	$ 599,091
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Related party transaction description		The exclusive agency term is eight years from the date of launching the game.
Profit sharing expenses			320,386		450,761	524,211
Wuhan Huiyu [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction rate		15.00%
Wuhan Huiyu [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction rate		18.00%
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Related party transaction rate		25.00%
Profit sharing expenses			2,528,147		2,860,905
Mobile Motion [Member]
Related Party Transaction [Line Items]
Related party transaction description	The exclusive agency term is eight years from the date of launching the game.
Profit sharing expenses			83,427		1,951,176	34,880
Royalty fee			300,000	¥ 1.9
Amortization of royalty fees			33,616		33,567	34,880
Customized design fees			49,811		1,917,609
Feng Xie [Member]
Related Party Transaction [Line Items]
Due to related party					$ 107,361